Income Tax (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 3,316	$ 1,858	$ 824
Credited / (charged) to profit & loss	1,459	1,034
Accrued Receivables
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	2,662	795	353
Credited / (charged) to profit & loss	1,867	442
Other
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	654	1,063	$ 471
Credited / (charged) to profit & loss	$ (408)	$ 592